Interests in Other Entities - Summary of Group's Subsidiaries and Related Interests (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Engineering and construction [member] | GyM S A [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	98.23%	98.23%
Percentage of common shares held by the Group (%)	98.23%	98.23%
Percentage of common shares held by non-controlling interests (%)	1.77%	1.77%
Engineering and construction [member] | GyM SA and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	87.06%	87.06%
Percentage of common shares held by the Group (%)	87.06%	87.06%
Percentage of common shares held by non-controlling interests (%)	12.94%	12.94%
Engineering and construction [member] | Stracon GyM S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	87.59%	87.59%
Percentage of common shares held by the Group (%)	87.59%	87.59%
Percentage of common shares held by non-controlling interests (%)	12.41%	12.41%
Engineering and construction [member] | GyM Chile S.p.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	99.99%	99.99%
Percentage of common shares held by the Group (%)	99.99%	99.99%
Percentage of common shares held by non-controlling interests (%)	0.01%	0.01%
Engineering and construction [member] | V y V - DSD S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	94.49%	94.49%
Percentage of common shares held by the Group (%)	94.49%	94.49%
Percentage of common shares held by non-controlling interests (%)	5.51%	5.51%
Engineering and construction [member] | Morelco SAS [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	70.00%	70.00%
Percentage of common shares held by the Group (%)	70.00%	70.00%
Percentage of common shares held by non-controlling interests (%)	30.00%	30.00%
Engineering and construction [member] | GMI SA [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	89.41%	89.41%
Percentage of common shares held by the Group (%)	89.41%	89.41%
Percentage of common shares held by non-controlling interests (%)	10.59%	10.59%
Infrastructure [member] | GMP S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	95.00%	95.00%
Percentage of common shares held by the Group (%)	95.00%	95.00%
Percentage of common shares held by non-controlling interests (%)	5.00%	5.00%
Infrastructure [member] | Oiltanking Andina Services S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	50.00%	50.00%
Percentage of common shares held by the Group (%)	50.00%	50.00%
Percentage of common shares held by non-controlling interests (%)	50.00%	50.00%
Infrastructure [member] | Transportadora de Gas Natural Comprimido Andino S.A.C. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	99.93%	99.93%
Percentage of common shares held by the Group (%)	99.93%	99.93%
Percentage of common shares held by non-controlling interests (%)	0.07%	0.07%
Infrastructure [member] | CONCARSA [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	99.75%
Percentage of common shares held by the Group (%)	99.75%
Percentage of common shares held by non-controlling interests (%)	0.25%
Infrastructure [member] | GyM Ferrovias SA. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	75.00%	75.00%
Percentage of common shares held by the Group (%)	75.00%	75.00%
Percentage of common shares held by non-controlling interests (%)	25.00%	25.00%
Infrastructure [member] | Survial S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	99.99%	99.99%
Percentage of common shares held by the Group (%)	99.99%	99.99%
Percentage of common shares held by non-controlling interests (%)	0.01%	0.01%
Infrastructure [member] | Norvial S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	67.00%	67.00%
Percentage of common shares held by the Group (%)	67.00%	67.00%
Percentage of common shares held by non-controlling interests (%)	33.00%	33.00%
Infrastructure [member] | Concesin Canchaque S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	99.96%	99.96%
Percentage of common shares held by the Group (%)	99.96%	99.96%
Percentage of common shares held by non-controlling interests (%)	0.04%	0.04%
Infrastructure [member] | Concesionaria Via Expresa Sur S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	99.98%	99.98%
Percentage of common shares held by Subsidiaries (%)	0.02%	0.02%
Percentage of common shares held by the Group (%)	100.00%	100.00%
Real estate [member] | Viva GyM SA [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	63.44%	63.44%
Percentage of common shares held by Subsidiaries (%)	36.10%	36.10%
Percentage of common shares held by the Group (%)	99.54%	99.54%
Percentage of common shares held by non-controlling interests (%)	0.46%	0.46%
Real estate [member] | Viva GyM S.A. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	60.51%	60.51%
Percentage of common shares held by the Group (%)	60.51%	60.51%
Percentage of common shares held by non-controlling interests (%)	39.49%	39.49%
Services [Member] | CONCARSA [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)		99.75%
Percentage of common shares held by the Group (%)		99.75%
Percentage of common shares held by non-controlling interests (%)		0.25%
Services [Member] | CAM Holding S.p.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	100.00%	100.00%
Percentage of common shares held by the Group (%)	100.00%	100.00%
Services [Member] | Coasin Instalaciones Ltda [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	100.00%	100.00%
Percentage of common shares held by the Group (%)	100.00%	100.00%
Services [Member] | CAM Servicios del Peru SA [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	73.16%	73.16%
Percentage of common shares held by the Group (%)	73.16%	73.16%
Percentage of common shares held by non-controlling interests (%)	26.84%	26.84%
Services [Member] | Adexus S A [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	91.03%
Percentage of common shares held by the Group (%)	91.03%
Percentage of common shares held by non-controlling interests (%)	8.97%
Services [Member] | GMD SA [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)		89.23%
Percentage of common shares held by the Group (%)		89.23%
Percentage of common shares held by non-controlling interests (%)		10.77%
Services [Member] | Gestion de Servicios Digitales S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)		100.00%
Percentage of common shares held by the Group (%)		100.00%
Parent company operation [member] | Generadora Arabesco S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	99.00%	99.00%
Percentage of common shares held by the Group (%)	99.00%	99.00%
Percentage of common shares held by non-controlling interests (%)	1.00%	1.00%
Parent company operation [member] | Larcomar S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	79.66%	79.66%
Percentage of common shares held by the Group (%)	79.66%	79.66%
Percentage of common shares held by non-controlling interests (%)	20.34%	20.34%
Parent company operation [member] | Promotora Larcomar S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	46.55%	46.55%
Percentage of common shares held by the Group (%)	46.55%	46.55%
Percentage of common shares held by non-controlling interests (%)	53.45%	53.45%
Parent company operation [member] | Promotores Asociados de Inmobiliarias S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	99.99%	99.99%
Percentage of common shares held by the Group (%)	99.99%	99.99%
Percentage of common shares held by non-controlling interests (%)	0.01%	0.01%
Parent company operation [member] | Negocios del Gas S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	99.99%	99.99%
Percentage of common shares held by Subsidiaries (%)	0.01%	0.01%
Percentage of common shares held by the Group (%)	100.00%	100.00%
Parent company operation [member] | Agenera S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	99.00%	99.00%
Percentage of common shares held by Subsidiaries (%)	1.00%	1.00%
Percentage of common shares held by the Group (%)	100.00%	100.00%